Equity investment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 31, 2019
Equity investments
Loss on share of equity investee	$ 75	$ 107
Due from equity method investment	$ 312	$ 276
V Click Technology
Equity investments
Equity interest, percentage			49.00%
V Click Technology | VGI
Equity investments
Equity interest, percentage			51.00%